Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Preferred Stock Series A	Preferred Stock Series C	Preferred Stock Redeemable	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Other comprehensive Income	Total
Balance at Dec. 31, 2022				$ 2,400		$ (6,322,614)		$ (6,320,214)
Balance (in Shares) at Dec. 31, 2022				24,000,000
Stockholder distributions						(2,329,357)		(2,329,357)
Forgiveness of stockholder loans						(280,635)		(280,635)
Issuance of common shares			$ 3	$ 250	94,747			94,997
Issuance of common shares (in Shares)			25,000	2,500,000
Issuance of stock upon Business Combination				$ 537				537
Issuance of stock upon Business Combination (in Shares)				5,374,662
Assets and liabilities assumed from Special Purpose Acquisition Company (“SPAC”)					(94,747)	(667,963)		(762,710)
Net loss						(1,178,906)		(1,178,906)
Balance at Dec. 31, 2023	$ 3		$ 3	$ 3,187		(10,779,475)		(10,776,288)
Balance (in Shares) at Dec. 31, 2023	25,000		25,000	31,874,662
Issuance of common shares				$ 3	249,997			250,000
Issuance of common shares (in Shares)				25,000
Net loss						(2,859,862)		(2,859,862)
Balance at Mar. 31, 2024	$ 3			$ 3,190	249,997	(13,639,337)		(13,386,150)
Balance (in Shares) at Mar. 31, 2024	25,000			31,899,662
Balance at Dec. 31, 2023	$ 3		$ 3	$ 3,187		(10,779,475)		(10,776,288)
Balance (in Shares) at Dec. 31, 2023	25,000		25,000	31,874,662
Net loss								(4,889,357)
Balance at Jun. 30, 2024	$ 3			$ 3,210	431,936	(15,668,832)		(15,233,686)
Balance (in Shares) at Jun. 30, 2024	25,000			32,099,662
Balance at Dec. 31, 2023	$ 3		$ 3	$ 3,187		(10,779,475)		(10,776,288)
Balance (in Shares) at Dec. 31, 2023	25,000		25,000	31,874,662
Reversal of conversion of redeemable preferred shares			$ (2)	$ 185	(183)			2
Reversal of conversion of redeemable preferred shares (in Shares)			(18,500)	1,850,000
Share-based compensation					22,810			22,810
Issuance of common shares				$ 258	2,410,183			2,410,441
Issuance of common shares (in Shares)				2,575,000
Issuance of common shares to vendors				$ 20	159,129			159,149
Issuance of common shares to vendors (in Shares)				200,000
Proceeds allocated to warrants					89,559			89,559
Stock issuance costs					(105,000)			(105,000)
Foreign currency translation adjustment							(6,696)	(6,696)
Net loss						(10,771,451)		(10,771,451)
Balance at Dec. 31, 2024	$ 1		$ 1	$ 3,650	2,576,498	(21,550,926)	(6,696)	(18,977,474)
Balance (in Shares) at Dec. 31, 2024	6,500		6,500	36,499,662
Balance at Mar. 31, 2024	$ 3			$ 3,190	249,997	(13,639,337)		(13,386,150)
Balance (in Shares) at Mar. 31, 2024	25,000			31,899,662
Share-based compensation					22,810			22,810
Issuance of common shares				$ 20	159,129			159,149
Issuance of common shares (in Shares)				200,000
Net loss						(2,029,495)		(2,029,495)
Balance at Jun. 30, 2024	$ 3			$ 3,210	431,936	(15,668,832)		(15,233,686)
Balance (in Shares) at Jun. 30, 2024	25,000			32,099,662
Balance at Dec. 31, 2024	$ 1		$ 1	$ 3,650	2,576,498	(21,550,926)	(6,696)	(18,977,474)
Balance (in Shares) at Dec. 31, 2024	6,500		6,500	36,499,662
Reversal of conversion of redeemable preferred shares	$ 2			$ (185)	183			(2)
Reversal of conversion of redeemable preferred shares (in Shares)	18,500			(1,850,000)
Share-based compensation					475,550			475,550
Issuance of common shares				$ 74	212,090			212,164
Issuance of common shares (in Shares)				736,000
Foreign currency translation adjustment							(3,757)	(3,757)
Net loss						(2,750,317)		(2,750,317)
Balance at Mar. 31, 2025	$ 3			$ 3,539	3,264,321	(24,301,243)	(10,453)	(21,043,836)
Balance (in Shares) at Mar. 31, 2025	25,000			35,385,662
Balance at Dec. 31, 2024	$ 1		$ 1	$ 3,650	2,576,498	(21,550,926)	(6,696)	(18,977,474)
Balance (in Shares) at Dec. 31, 2024	6,500		6,500	36,499,662
Net loss								(7,020,611)
Balance at Jun. 30, 2025	$ 2			$ 4,758	5,445,078	(28,571,537)	(8,361)	(23,130,062)
Balance (in Shares) at Jun. 30, 2025	15,000	2,550		47,582,259
Balance at Mar. 31, 2025	$ 3			$ 3,539	3,264,321	(24,301,243)	(10,453)	(21,043,836)
Balance (in Shares) at Mar. 31, 2025	25,000			35,385,662
Issuance of preferred stock					663,164			663,164
Issuance of preferred stock (in Shares)		4,000
Conversion of preferred stock to common stock	$ (1)			$ 903	(150)			$ 753
Conversion of preferred stock to common stock (in Shares)	(10,000)	(1,450)		9,030,452				1,450
Conversion of convertible notes to common stock				$ 116	258,315			$ 258,431
Conversion of convertible notes to common stock (in Shares)				1,163,145
Share-based compensation					1,064,630			1,064,630
Issuance of common shares				$ 200	194,798			194,998
Issuance of common shares (in Shares)				2,003,000
Foreign currency translation adjustment							2,092	2,092
Net loss						(4,270,294)		(4,270,294)
Balance at Jun. 30, 2025	$ 2			$ 4,758	$ 5,445,078	$ (28,571,537)	$ (8,361)	$ (23,130,062)
Balance (in Shares) at Jun. 30, 2025	15,000	2,550		47,582,259